Note 10 - Share-based Compensation	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Share-based compensation

On
February
24,
2017,
in connection with the IPO, the Company’s board of directors and shareholders approved a new equity compensation plan, the
2017
Omnibus Incentive Plan, which became effective on
March
9,
2017,
to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.
No
restricted shares or options were granted under the
2017
Omnibus Incentive Plan for the
three
months ended
March
31,
2017.